STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES:
Net Loss	$ (222,428)	$ (59,527)	$ 16,420	$ (88,419)
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Common stock issued for loan inducement				$ 63,885
Series E preferred shares issued for services	$ 10,000
Amortization of discount on convertible note payable		$ 23,094	$ 23,094
Gain on forgiveness of debt			(107,220)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	$ 173,115	4,669	(46,720)	$ 9,620
Accounts payable related party			(24,857)	357
Accrued interest payable to related party		16,524	16,524	20,052
NET CASH PROVIDED BY USED IN OPERATING ACTIVITIES	$ (39,313)	$ (16,598)	$ (122,760)	$ 5,495
FINANCING ACTIVITIES
Proceeds from convertible note payable	36,340
Proceeds from sale of common stock	$ 19,500
Proceeds from notes payable		$ 17,500
Issuance of Common Stock for Cash			$ 297,000
Proceeds from related party advances			22,500	$ 18,000
Repayments of related party advances			$ (197,500)
Debt discount				$ (23,219)
NET CASH PROVIDED BY FINANCING ACTIVITIES	$ 55,840	17,500	$ 122,000	(5,219)
NET INCREASE (DECREASE) IN CASH	16,527	902	(760)	276
CASH, at the beginning of the period	80	840	840	564
CASH, at the end of the period	$ 16,607	$ 1,742	$ 80	$ 840
Supplemental Disclosures of Cash Flow Information:
Cash paid during year for Interest
Cash paid during year for Taxes
Noncash investing and financing transactions
Issuance of Series E preferred stock for services	$ 10,000
Refinancing of advances into convertible notes payable	36,340
Beneficial conversion discount on convertible note payable	$ 36,340